Franklin Limited Duration Income Trust
Statement of Investments (unaudited), September 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.2%
Aerospace & Defense 0.0%
†
a,b
Remington Outdoor Co., Inc. ............................. United States 39,306 $ 1,081
b
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 16,810 32,779
b
Machinery 0.1%
a,b
Birch Permian Holdings, Inc. ............................. United States 2,309 13,854
a,b
Birch Permian Holdings, Inc. ............................. United States 17,998 105,738
119,592
Oil, Gas & Consumable Fuels 0.1%
Amplify Energy Corp. .................................. United States 281 240
a,b,c
Nine Point Energy LLC ................................. United States 2,334,762 2,958
Riviera Resources, Inc. ................................. United States 6,305 11,034
a,b
Samson Resources II LLC ............................... United States 31,225 146,367
160,599
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 4,163 32,846
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 522,133 —
b
Specialty Retail 0.0%
†
b
Party City Holdings, Inc. ................................ United States 24,363 63,344
b
Total Common Stocks (Cost $4,624,718) .......................................
410,241
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 752 1,292
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 940 1,427
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,209 1,560
4,279
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 438 278
Total Warrants (Cost $—) .....................................................
4,557
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 30,899 3,416
Total Convertible Bonds (Cost $9,855) .........................................
3,416
Corporate Bonds 58.1%
Aerospace & Defense 0.7%
f,g
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 400,000 405,162
f,g
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,469,727
1,874,889

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Airlines 0.6%
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 500,000 $ 519,491
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 1,200,000 1,252,500
1,771,991
Auto Components 1.6%
f
Adient US LLC ,
Senior Secured Note, 144A, 9%, 4/15/25 .................. United States 300,000 331,313
g
Senior Secured Note, 144A, 7%, 5/15/26 .................. United States 1,300,000 1,394,406
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,447,789
Goodyear Tire & Rubber Co. (The) ,
g
Senior Note, 5.125%, 11/15/23 ......................... United States 300,000 299,812
Senior Note, 9.5%, 5/31/25 ............................ United States 1,000,000 1,086,905
4,560,225
Banks 0.6%
e,g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 1,500,000 1,542,484
Biotechnology 0.8%
f
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 905,787
f
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 1,100,000 1,169,234
2,075,021
Building Products 1.4%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 1,000,000 1,013,125
f,g
JELD-WEN, Inc. , Senior Note , 144A, 4.625% , 12/15/25 ......... United States 1,600,000 1,613,832
f
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 300,000 312,872
f
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 834,500
3,774,329
Chemicals 1.9%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 129,415 109,607
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 688,188
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,073,750
f,g
Neon Holdings, Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 United States 1,500,000 1,590,000
f,g
OCI NV , Senior Secured Note , 144A, 6.625% , 4/15/23 .......... Netherlands 400,000 414,100
f
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 200,000 233,370
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 586,869
f,g
TPC Group, Inc. , Senior Secured Note , 144A, 10.5% , 8/01/24 .... United States 600,000 505,188
5,201,072
Commercial Services & Supplies 1.2%
f,g
GFL Environmental, Inc. , Senior Secured Note , 144A, 5.125% ,
12/15/26 .......................................... Canada 1,200,000 1,249,620
f,g
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 1,400,000 1,421,875
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 577,875
3,249,370

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Construction & Engineering 1.0%
f,g
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 1,500,000 $ 1,547,813
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,316,250
2,864,063
Consumer Finance 1.4%
f
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 700,000 717,063
g
Navient Corp. ,
Senior Note, 5%, 10/26/20 ............................ United States 200,000 200,288
Senior Note, 5.875%, 3/25/21 .......................... United States 200,000 201,813
Senior Note, 6.625%, 7/26/21 .......................... United States 400,000 406,750
Senior Note, 6.5%, 6/15/22 ............................ United States 200,000 204,500
Senior Note, 7.25%, 9/25/23 ........................... United States 400,000 414,750
OneMain Finance Corp. ,
g
Senior Bond, 5.375%, 11/15/29 ......................... United States 500,000 521,250
Senior Note, 8.875%, 6/01/25 .......................... United States 500,000 554,675
g
Senior Note, 6.625%, 1/15/28 .......................... United States 600,000 666,894
3,887,983
Containers & Packaging 3.6%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 612,000
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 600,000 627,807
g
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 500,000 520,530
f
Mauser Packaging Solutions Holding Co. ,
g
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,500,000 1,413,750
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 500,000 520,000
f
Owens-Brockway Glass Container, Inc. ,
g
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 400,000 421,000
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 542,500
f,g
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,500,000 1,502,813
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA ,
g
Senior Note, 144A, 7%, 7/15/24 ........................ United States 80,000 81,440
g
Senior Secured Note, 144A, 5.125%, 7/15/23 .............. United States 400,000 405,200
Senior Secured Note, 144A, 4%, 10/15/27 ................. United States 1,200,000 1,209,240
f,g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 600,000 667,875
Senior Note, 144A, 5.125%, 12/01/24 .................... United States 500,000 543,125
f,g
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 800,000 864,000
9,931,280
Diversified Financial Services 0.5%
f,g
MPH Acquisition Holdings LLC , Senior Note , 144A, 7.125% , 6/01/24 United States 1,300,000 1,337,375
Diversified Telecommunication Services 1.9%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 300,000 286,693
g
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 1,700,000 1,892,313

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
f,g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 $ 1,552,500
f,g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
5.5% , 8/15/26 ...................................... United Kingdom 400,000 417,750
f
Zayo Group Holdings, Inc. , Senior Secured Note , 144A, 4% , 3/01/27 United States 1,000,000 985,530
5,134,786
Electric Utilities 0.5%
f,g
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 1,300,000 1,373,658
Electronic Equipment, Instruments & Components 0.3%
CDW LLC / CDW Finance Corp. , Senior Note , 4.125% , 5/01/25 ...
United States 900,000 928,093
Energy Equipment & Services 0.9%
f
Archrock Partners LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6.25% , 4/01/28 ............................ United States 500,000 472,500
f,g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 1,012,000 763,259
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 325,000 286,980
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 1,000,000 496,250
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 916,000 551,890
2,570,879
Entertainment 1.3%
f,g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,000,000 2,018,750
f,g
Live Nation Entertainment, Inc. , Senior Note , 144A, 4.75% , 10/15/27 United States 500,000 469,063
f
Netflix, Inc. , Senior Note , 144A, 3.625% , 6/15/25 .............. United States 1,100,000 1,151,150
3,638,963
Equity Real Estate Investment Trusts (REITs) 1.2%
f
HAT Holdings I LLC / HAT Holdings II LLC ,
g
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 600,000 626,430
Senior Note, 144A, 6%, 4/15/25 ........................ United States 400,000 426,620
g
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 300,000 309,750
Senior Note, 6.375%, 3/01/24 .......................... United States 700,000 719,995
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 502,500
f,g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 689,500
3,274,795
Food Products 1.2%
g
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 1,000,000 1,028,500
Senior Note, 5.25%, 9/15/27 ........................... United States 400,000 417,704
f
Kraft Heinz Foods Co. , Senior Note , 144A, 3.875% , 5/15/27 ..... United States 800,000 853,848
f,g
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.625% , 11/01/24 United States 1,100,000 1,149,500
3,449,552
Health Care Equipment & Supplies 0.1%
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 300,000 305,063

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 2.3%
g
Centene Corp. ,
f
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 1,000,000 $ 1,056,720
f
Senior Note, 144A, 5.375%, 8/15/26 ..................... United States 1,000,000 1,062,300
Senior Note, 4.25%, 12/15/27 .......................... United States 400,000 419,498
CHS/Community Health Systems, Inc. ,
f
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 900,000 659,250
g
Senior Secured Note, 6.25%, 3/31/23 .................... United States 700,000 685,125
f
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 484,900
f
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 1,300,000 1,350,349
f,g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 4.875% ,
1/01/26 ........................................... United States 500,000 508,120
6,226,262
Hotels, Restaurants & Leisure 5.0%
f,g
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 4.25% , 5/15/24 ................................. Canada 800,000 815,560
a,f,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,500,000 4,687
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 1,300,000 1,426,789
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 900,000 939,380
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 413,000
f,g
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,400,000 1,293,103
f
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,200,000 1,003,500
f
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 400,000 405,142
f,g
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note , 144A, 5% , 6/01/24 ......................... United States 1,400,000 1,438,045
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 400,000 426,250
f,g
Stars Group Holdings BV / Stars Group US Co-Borrower LLC , Senior
Note , 144A, 7% , 7/15/26 .............................. Canada 500,000 532,187
f,g
Studio City Finance Ltd. , Senior Note , 144A, 7.25% , 2/11/24 ..... Macau 1,100,000 1,138,280
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 700,000 743,750
f,g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 1,700,000 1,635,188
f,g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,500,000 1,590,450
13,805,311
Household Durables 1.5%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
g
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 1,000,000 1,103,560
Senior Note, 144A, 6.625%, 1/15/28 ..................... United States 500,000 503,750
g
KB Home , Senior Note , 7% , 12/15/21 ...................... United States 1,100,000 1,154,098
f,g
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.875% , 4/15/23 ...................... United States 1,000,000 1,053,645
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 301,774
4,116,827
Independent Power and Renewable Electricity Producers 2.1%
f,g
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 1,500,000 1,554,623
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 300,000 316,531

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC, (continued)
g
Senior Note, 5%, 9/15/26 ............................. United States 1,000,000 $ 1,043,560
f,g
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 300,000 311,532
f,g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,500,000 1,443,750
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 1,600,000 1,051,840
5,721,836
Insurance 0.6%
f,g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,500,000 1,576,215
Internet & Direct Marketing Retail 0.2%
f
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 500,000 515,938
IT Services 1.1%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 701,312
f
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............... United States 500,000 524,475
f,g
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 400,000 420,250
f,g
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 1,500,000 1,533,728
3,179,765
Life Sciences Tools & Services 0.4%
f,g
Avantor , Inc. , Senior Secured Note , 144A, 6% , 10/01/24 ........ United States 1,100,000 1,150,875
Machinery 1.5%
Hillenbrand, Inc. , Senior Note , 5.75% , 6/15/25 ................
United States 800,000 858,500
f,g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,035,000
f
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 600,000 616,875
g
Tennant Co. , Senior Note , 5.625% , 5/01/25 .................. United States 800,000 832,740
f
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 300,000 317,625
f
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 600,000 624,684
4,285,424
Media 3.9%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 300,000 307,785
Clear Channel Worldwide Holdings, Inc. ,
g
Senior Note, 9.25%, 2/15/24 ........................... United States 596,000 579,315
f
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 288,450
g
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 500,000 537,187
Senior Note, 6.75%, 11/15/21 .......................... United States 1,000,000 1,049,920
f
Senior Note, 144A, 5.5%, 5/15/26 ....................... United States 1,000,000 1,041,250
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
g
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 500,000 260,625
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 283,966
f,g
Gray Television, Inc. , Senior Note , 144A, 7% , 5/15/27 .......... United States 400,000 434,155
f,g
iHeartCommunications , Inc. , Senior Secured Note , 144A, 5.25% ,
8/15/27 ........................................... United States 700,000 683,683
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 500,000 523,125
f
Nexstar Broadcasting, Inc. ,
g
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,050,515
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 200,000 204,500

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media (continued)
f,g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 500,000 $ 483,125
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 650,433
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4.625% , 7/15/24 ...... United States 600,000 621,375
f
Univision Communications, Inc. ,
g
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 1,200,000 1,290,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 500,000 489,375
10,778,784
Metals & Mining 1.4%
f,g
FMG Resources August 2006 Pty. Ltd. ,
Senior Note, 144A, 4.75%, 5/15/22 ...................... Australia 700,000 717,937
Senior Note, 144A, 5.125%, 3/15/23 ..................... Australia 600,000 627,600
f
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 1,200,000 1,266,000
f,h
Petra Diamonds US Treasury plc , Secured Note , 144A, 7.25% ,
5/01/22 ........................................... South Africa 1,200,000 450,000
f
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp. , Senior Note , 144A, 7.5% , 6/15/25 .................. United States 1,000,000 904,520
3,966,057
Oil, Gas & Consumable Fuels 6.0%
f
Aker BP ASA ,
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 500,000 514,168
g
Senior Note, 144A, 5.875%, 3/31/25 ..................... Norway 500,000 520,024
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................
United States 300,000 286,500
h
California Resources Corp. , Senior Note , 5.5% , 9/15/21 ........ United States 37,000 619
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 1,000,000 898,855
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ...........
Canada 1,400,000 1,349,103
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 400,000 456,274
g
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 400,000 416,680
Senior Note, 4.5%, 10/01/29 ........................... United States 900,000 924,291
Senior Secured Note, 5.25%, 10/01/25 ................... United States 1,000,000 1,024,000
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 600,000 616,875
Comstock Resources, Inc. , Senior Note , 9.75% , 8/15/26 ........
United States 600,000 616,245
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 6.75% , 4/01/23 ...................... United States 1,500,000 1,470,322
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
g
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 1,000,000 1,006,875
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 514,530
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 4/15/22 ....... United Kingdom 980,949 502,578
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 948,728 863,342
Senior Secured Note, 144A, 10%, 2/29/24 ................. United States 208,912 217,269
d,f,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 606,187 1,546
Occidental Petroleum Corp. ,
i
Senior Note, FRN, 1.73%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 1,100,000 1,004,212
Senior Note, 5.875%, 9/01/25 .......................... United States 200,000 183,667
Senior Note, 8.5%, 7/15/27 ............................ United States 1,000,000 1,009,585

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc. , Senior Bond , 5.25% , 5/01/23 ............
United States 500,000 $ 364,688
f
Seven Generations Energy Ltd. , Senior Note , 144A, 5.375% , 9/30/25 Canada 800,000 759,508
g
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.875% , 1/15/23 United States 700,000 706,051
f,g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 394,676
16,622,483
Personal Products 0.2%
f,g
Prestige Brands, Inc. , Senior Note , 144A, 5.125% , 1/15/28 ...... United States 500,000 517,500
Pharmaceuticals 1.9%
f,g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,500,000 1,651,950
f,g
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 300,000 307,425
f,g
Catalent Pharma Solutions, Inc. , Senior Note , 144A, 4.875% ,
1/15/26 ........................................... United States 1,200,000 1,228,272
f,g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 492,000 515,062
Senior Note, 144A, 6%, 6/30/28 ........................ United States 713,000 524,768
f,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 203,000 212,945
g
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 900,000 946,782
5,387,204
Real Estate Management & Development 0.5%
f,g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 1,002,000
f
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 500,000 499,600
1,501,600
Road & Rail 0.5%
f,g
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 400,000 396,500
Senior Note, 144A, 5.75%, 11/15/23 ..................... United Arab
Emirates 200,000 202,250
a,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 952,561 830,397
1,429,147
Semiconductors & Semiconductor Equipment 0.1%
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 304,785
Software 0.8%
f,g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,609,000
f,g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 700,000 717,388
2,326,388
Specialty Retail 0.4%
f
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 500,000 510,000
f,g
Lithia Motors, Inc. , Senior Note , 144A, 4.625% , 12/15/27 ........ United States 400,000 414,000
f,i
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 239,415 179,561
1,103,561
Textiles, Apparel & Luxury Goods 0.4%
f,g
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,042,395

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance 1.8%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 $ 518,287
f
NMI Holdings, Inc. , Senior Secured Note , 144A, 7.375% , 6/01/25 . United States 1,200,000 1,284,234
f
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 1,000,000 1,013,750
f
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. , Senior Note ,
144A, 3.625% , 3/01/29 ................................ United States 1,100,000 1,092,438
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 900,000 951,188
4,859,897
Trading Companies & Distributors 1.6%
f,g
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,200,000 1,178,178
g
H&E Equipment Services, Inc. , Senior Note , 5.625% , 9/01/25 .... United States 1,500,000 1,565,625
g
United Rentals North America, Inc. , Senior Bond , 5.875% , 9/15/26 United States 600,000 632,919
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 900,000 981,562
4,358,284
Wireless Telecommunication Services 1.2%
d
Digicel Group 0.5 Ltd. ,
f
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 186,560 62,083
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 580,597 416,820
g
Sprint Corp. ,
Senior Note, 7.25%, 9/15/21 ........................... United States 500,000 523,750
Senior Note, 7.875%, 9/15/23 .......................... United States 1,000,000 1,147,625
Senior Note, 7.125%, 6/15/24 .......................... United States 300,000 345,561
g
T-Mobile USA, Inc. , Senior Note , 4% , 4/15/22 ................ United States 700,000 723,188
3,219,027
Total Corporate Bonds (Cost $162,596,172) .....................................
160,741,436
i
Senior Floating Rate Interests 41.3%
Aerospace & Defense 0.7%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan, B, 4.65%,
(6-month USD LIBOR + 3.5%), 1/18/27 ................... Luxembourg 748,125 745,086
d
Alloy FinCo Ltd., Facility Term Loan, B, 14%, PIK, (3-month USD
LIBOR + 0.5%), 3/06/25 ............................... Jersey 665,185 209,118
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 811,703 720,532
B2, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 436,400 387,383
2,062,119
a a a a a a
Airlines 1.5%
Allegiant Travel Co., Replacement Term Loan, 3.254%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 1,970,000 1,840,309
j
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 546,388 551,767
Delta Air Lines, Inc., Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 12/30/38 .................................... United States 426,228 426,179
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 651,233 647,489
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 854,168 744,595
4,210,339
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Auto Components 1.7%
Adient US LLC, Initial Term Loan, 4.421%, (1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25%), 5/06/24 ............. United States 2,138,776 $ 2,122,735
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.647%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 1,800,666 1,757,900
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%, (2-month USD
LIBOR + 7.5%), 2/02/24 ............................... United States 895,906 877,428
4,758,063
a a a a a a
Automobiles 0.5%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 1,258,088 1,252,978
Banks 0.4%
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 1,101,034 1,034,697
Biotechnology 0.9%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.1%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 1,446,887 1,420,209
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.188%, (1-month USD LIBOR + 2%), 5/22/26 ..... United States 1,057,049 1,049,451
2,469,660
a a a a a a
Capital Markets 0.4%
Vertical Midco GmbH, USD Term Loan, 4.57%, (6-month USD
LIBOR + 4.25%), 6/30/27 .............................. Germany 1,236,519 1,228,901
Chemicals 1.5%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 1.97%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 1,678,158 1,641,658
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.647%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 199,477 197,732
Illuminate Buyer LLC, Term Loan, 4.308%, (3-month USD LIBOR +
4%), 6/30/27 ....................................... United States 711,200 707,052
j
Nouryon Finance BV, Initial Dollar Term Loan, Nouryon Finance BV
Note, 3.151%, (1-month USD LIBOR + 3%), 10/01/25 ........ Netherlands 996,109 966,226
Univar Solutions USA, Inc., Term Loan, B3, 2.397%, (1-month USD
LIBOR + 2.25%), 7/01/24 .............................. United States 538,437 532,380
4,045,048
a a a a a a
Commercial Services & Supplies 2.1%
Allied Universal Holdco LLC, Initial Term Loan, 4.397%, (1-month
USD LIBOR + 4.25%), 7/10/26 .......................... United States 498,744 494,263
Ancestry.Com Operations, Inc., First Lien, Non-Extended Term Loan,
4.75%, (1-month USD LIBOR + 3.75%), 10/19/23 ............ United States 1,270,052 1,270,529
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD LIBOR +
2.25%), 12/06/24 .................................... United States 1,159,780 1,153,981
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.647%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 1,965,000 1,945,350
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.251%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 971,426 902,038
5,766,161
a a a a a a
Communications Equipment 0.7%
CommScope , Inc., Initial Term Loan, 3.397%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 1,935,379 1,890,624

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Containers & Packaging 1.0%
Berry Global, Inc., Term Loan ,
W, 2.156%, (1-month USD LIBOR + 2%), 10/01/22 ........... United States 1,090,516 $ 1,083,927
Y, 2.156%, (1-month USD LIBOR + 2%), 7/01/26 ............ United States 767,429 745,632
BWay Holding Co., Initial Term Loan, 3.523%, (3-month USD LIBOR
+ 3.25%), 4/03/24 ................................... United States 994,859 941,695
2,771,254
a a a a a a
Diversified Consumer Services 0.2%
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 3.397%, (1-month USD LIBOR
+ 3.25%), 12/31/25 .................................. United States 598,477 578,919
Diversified Financial Services 1.0%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.72%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 497,494 487,046
Jefferies Finance LLC, Term Loan, B, (1-month USD LIBOR),
9/29/27 ........................................... United States 1,000,000 996,250
Verscend Holding Corp., Term Loan, B, 4.647%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 1,373,707 1,366,266
2,849,562
a a a a a a
Diversified Telecommunication Services 1.2%
Charter Communications Operating LLC, Term Loan, B2, 1.9%,
(1-month USD LIBOR + 1.75%), 2/01/27 .................. United States 478,872 469,394
Global Tel Link, First Lien, Term Loan, 4.406%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 1,965,000 1,717,901
Lineage Logistics LLC, Term Loan, 4%, (1-month USD LIBOR + 3%),
2/27/25 ........................................... United States 297,710 294,175
West Corp., Initial Term Loan, LOAN Note, B, 5%, (1-month USD
LIBOR + 4%), 10/10/24 ............................... United States 261,578 239,250
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.147%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 708,540 689,396
3,410,116
a a a a a a
Electric Utilities 1.0%
j,k
EFS Cogen Holdings I LLC, Term Loan, TBD, 9/24/27 .......... United States 1,100,000 1,097,937
EFS Cogen Holdings I LLC, Term Loan Advance, B, 4.25%, (1-month
USD LIBOR + 3.25%; 3-month USD LIBOR + 3.25%), 6/28/23 .. United States 1,701,997 1,701,572
2,799,509
a a a a a a
Entertainment 0.7%
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 917,177 715,398
Lions Gate Capital Holdings LLC, Term Loan, A, 1.897%, (1-month
USD LIBOR + 1.75%), 3/22/23 .......................... United States 1,197,823 1,155,900
1,871,298
a a a a a a
Food & Staples Retailing 0.1%
j
Shearer's Foods LLC, First Lien, Term Loan, 4.75%, (1-month USD
LIBOR), 9/23/27 ..................................... United States 168,288 167,783
Whatabrands LLC, 2020 Refinancing Term Loan, 2.906%, (1-month
USD LIBOR + 2.75%), 7/31/26 .......................... United States 243,099 238,135
405,918
a a a a a a
Food Products 1.2%
CSM Bakery Solutions Ltd., First Lien, Term Loan, 7.25%, (3-month
USD LIBOR + 6.25%), 1/04/22 .......................... United States 2,025,000 1,904,765

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Food Products (continued)
JBS USA Lux SA, New Term Loan, 2.147%, (1-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 1,438,038 $ 1,406,581
3,311,346
a a a a a a
Health Care Providers & Services 1.7%
DaVita, Inc., Term Loan, B1, 1.897%, (1-month USD LIBOR +
1.75%), 8/12/26 ..................................... United States 948,143 933,625
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 618,628 599,554
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 .............. United States 1,102,338 1,092,692
C, 4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 ........... United States 50,318 49,878
Navicure , Inc., First Lien, Initial Term Loan, 4.147%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 497,500 487,550
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.147%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 401,763 396,427
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.401%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 1,091,999 1,068,339
4,628,065
a a a a a a
Health Care Technology 0.6%
IQVIA, Inc., Dollar Term Loan ,
B1, 1.897%, (1-month USD LIBOR + 1.75%), 3/07/24 ......... United States 898,405 888,298
B3, 1.97%, (3-month USD LIBOR + 1.75%), 6/11/25 .......... United States 684,250 676,659
1,564,957
a a a a a a
Hotels, Restaurants & Leisure 1.9%
24 Hour Fitness Worldwide, Inc., Debtor-in-possession New Money
Term Loan, 11%, (3-month USD LIBOR + 10%), 6/17/21 ....... United States 659,363 559,359
24 Hour Fitness Worldwide, Inc., Debtor-in-possession Roll-Up Term
Loan, 11%, (3-month USD LIBOR + 10%), 6/17/21 ........... United States 604,441 512,767
h
24 Hour Fitness Worldwide, Inc., Term Loan, (3-month USD LIBOR +
3.5%), 5/30/25 ...................................... United States 1,608,704 130,036
Caesars Resort Collection LLC, Term Loan ,
B, 2.897%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,200,123 1,127,615
B1, 4.688%, (1-month USD LIBOR + 4.5%; 3-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 215,900 209,577
KFC Holding Co., 2018 Term Loan, B, 1.9%, (1-month USD LIBOR +
1.75%), 4/03/25 ..................................... United States 1,673,729 1,646,680
Station Casinos LLC, Facility Term Loan, B1, 2.5%, (1-month USD
LIBOR + 2.25%), 2/08/27 .............................. United States 993,478 951,876
5,137,910
a a a a a a
Household Durables 0.4%
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD LIBOR +
6%), 12/10/24 ...................................... United States 1,183,875 1,188,167
Household Products 0.1%
Knowlton Development Corp., Inc., 2020 Initial Term Loan, 3.897%,
(1-month USD LIBOR + 3.75%), 12/22/25 ................. Canada 393,177 387,279
Insurance 1.4%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.897%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 1,022,157 994,624
AssuredPartners , Inc., 2020 February Refinancing Term Loan,
3.647%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 896,489 872,059

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Insurance (continued)
AssuredPartners , Inc., 2020 June Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/12/27 ................... United States 165,313 $ 165,313
Asurion LLC, Amendment No. 14 Replacement Term Loan, B4,
3.147%, (1-month USD LIBOR + 3%), 8/04/22 .............. United States 1,621,625 1,604,192
Asurion LLC, Replacement Term Loan, B6, 3.147%, (1-month USD
LIBOR + 3%), 11/03/23 ............................... United States 327,263 322,909
3,959,097
a a a a a a
Internet & Direct Marketing Retail 0.1%
MH Sub I LLC (Micro Holding Corp.), First Lien, Amendment No. 2
Initial Term Loan, Internet Brands Inc Note, 3.647%, (1-month USD
LIBOR + 3.5%), 9/13/24 ............................... United States 299,229 292,987
IT Services 3.1%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 1,972,190 1,635,685
Go Daddy Operating Co. LLC, Term Loan, B2, 1.897%, (1-month
USD LIBOR + 1.75%), 2/15/24 .......................... United States 1,036,258 1,016,180
j,k
Milano Acquisition Corp., Term Loan, TBD, 8/17/27 ............ United States 1,093,870 1,084,982
Neustar , Inc., First Lien, Term Loan, B5, 4.647%, (1-month USD
LIBOR + 4.5%), 8/08/24 ............................... United States 687,290 656,148
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 877,500 855,563
TIBCO Software, Inc., Term Loan, B3, 3.9%, (1-month USD LIBOR +
3.75%), 6/30/26 ..................................... United States 1,969,871 1,925,549
WEX, Inc., Term Loan, B3, 2.397%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 1,405,235 1,361,029
8,535,136
a a a a a a
Leisure Products 0.6%
Bass Pro Group LLC, Initial Term Loan, 5.75%, (3-month USD
LIBOR + 5%), 9/25/24 ................................ United States 992,327 986,559
NASCAR Holdings LLC, Initial Term Loan, 2.895%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 754,838 740,874
1,727,433
a a a a a a
Life Sciences Tools & Services 0.3%
Syneos Health, Inc., Replacement Term Loan, B, 1.905%, (1-month
USD LIBOR + 1.75%), 8/01/24 .......................... United States 892,968 876,644
Machinery 1.4%
Altra Industrial Motion Corp., Term Loan, 2.147%, (1-month USD
LIBOR + 2%), 10/01/25 ............................... United States 874,433 854,393
Navistar, Inc., Term Loan, B, 3.66%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 3,077,031 3,060,203
3,914,596
a a a a a a
Media 3.2%
j
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.761%,
(3-month USD LIBOR + 3.5%), 8/21/26 ................... United States 299,244 273,488
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.402%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 2,520,968 2,444,709
Gray Television, Inc., Term Loan, B2, 2.405%, (1-month USD LIBOR
+ 2.25%), 2/07/24 ................................... United States 2,568,789 2,517,413
Nexstar Broadcasting, Inc., Term Loan, B3, 2.395%, (1-month USD
LIBOR + 2.25%), 1/17/24 .............................. United States 432,312 421,864
j,k
Radiate HoldCo LLC, Term Loan, B, TBD, 9/25/26 ............. United States 273,194 268,947

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Media (continued)
Sinclair Television Group, Inc., Term Loan, B, 2.4%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 1,930,823 $ 1,885,771
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%), 3/15/26 ........ United States 498,750 486,406
j,k
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 262,949 259,099
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 315,255 311,380
8,869,077
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
Buckeye Partners LP, Initial Term Loan, 2.897%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 757,525 745,215
Personal Products 0.3%
Sunshine Luxembourg VII SARL, Facility Term Loan, B1, 4.47%,
(3-month USD LIBOR + 4.25%), 10/01/26 ................. Luxembourg 715,222 712,603
Pharmaceuticals 0.7%
Bausch Health Cos., Inc., Initial Term Loan, 3.151%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ Canada 1,747,454 1,716,145
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 164,872 164,459
1,880,604
a a a a a a
Road & Rail 2.0%
Avis Budget Car Rental LLC, New Term Loan, B, 2.4%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 2,171,465 1,932,604
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 276,636 266,781
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 1,163,313 1,121,870
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 696,716 638,831
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 1,493,702 1,480,632
5,440,718
a a a a a a
Semiconductors & Semiconductor Equipment 0.2%
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.147%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 671,543 662,645
Software 3.6%
Aristocrat Leisure Ltd., Term Loan, B3, 2.021%, (3-month USD
LIBOR + 1.75%), 10/19/24 ............................. Australia 820,014 800,368
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.147%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 1,164,478 1,151,960
Epicor Software Corp., Term Loan, B, 5.25%, (1-month USD LIBOR
+ 4.25%), 7/30/27 ................................... United States 674,049 672,448
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan, 4%,
(1-month USD LIBOR + 3.25%), 7/01/24 .................. United States 992,405 988,529
Idera , Inc., First Lien, Initial Term Loan, 5%, (3-month USD LIBOR +
4%), 6/28/24 ....................................... United States 792,286 783,372
LogMeIn, Inc., First Lien, Initial Term Loan, 4.906%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 1,243,505 1,204,127
MA Financeco LLC, Term Loan, B4, 5.25%, (3-month USD LIBOR +
4.25%), 6/05/25 ..................................... United States 579,425 577,614
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility, 4.75%, (1-month USD LIBOR + 4.25%), 11/29/24 . United States 700,000 686,000

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Software (continued)
Perforce Software, Inc., First Lien, New Term Loan, 3.897%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 585,575 $ 572,400
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.511%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 744,318 729,432
j,k
Sophia LP, Term Loan, B, TBD, 9/23/27 ..................... United States 162,440 161,653
SS&C Technologies Holdings, Inc., Term Loan, B5, 1.897%,
(1-month USD LIBOR + 1.75%), 4/16/25 .................. United States 483,603 469,578
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.75%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 992,725 972,516
Ultimate Software Group, Inc. (The), First Lien, 2020 Incremental
Term Loan, 4.75%, (3-month USD LIBOR + 4%), 5/04/26 ...... United States 286,352 285,972
10,055,969
a a a a a a
Specialty Retail 2.1%
General Nutrition Centers, Inc., Debtor-in-possession New Money
Term Loan, 14%, (1-month USD LIBOR + 12%), 12/23/20 ..... United States 83,240 83,656
General Nutrition Centers, Inc., Debtor-in-possession Roll-Up Term
Loan, B2, 13.5%, (1-month USD LIBOR), 12/23/20 ........... United States 83,240 83,656
General Nutrition Centers, Inc., FILO Term Loan, 10%, (3-month
USD LIBOR), 12/23/20 ................................ United States 2,700,000 2,642,625
h
General Nutrition Centers, Inc., Term Loan, B2, (1-month USD
LIBOR + 8.75%; 3-month USD LIBOR + 7.75%), 3/04/21 ...... United States 191,588 136,794
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 3.25%,
(1-month USD LIBOR + 2.5%), 8/18/23 ................... United States 805,959 796,137
Michaels Stores, Inc., 2018 New Replacement Term Loan, B, 3.5%,
(1-month USD LIBOR + 2.5%), 1/30/23 ................... United States 1,042,960 1,042,178
Wand NewCo 3, Inc., First Lien, Term Loan, B1, 3.147%, (1-month
USD LIBOR + 3%), 2/05/26 ............................ United States 987,538 955,854
5,740,900
a a a a a a
Technology Hardware, Storage & Peripherals 0.1%
Amentum Government Services Holdings LLC, First Lien, Initial Term
Loan, 3.647%, (1-month USD LIBOR + 3.5%), 1/29/27 ........ United States 299,250 296,632
Textiles, Apparel & Luxury Goods 0.2%
Champ Acquisition Corp., First Lien, Initial Term Loan, 5.72%,
(3-month USD LIBOR + 5.5%), 12/19/25 .................. United States 487,277 455,604
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc., Term Loan, 3.147%, (1-month USD LIBOR +
3%), 4/01/27 ....................................... United States 563,665 563,916
Total Senior Floating Rate Interests (Cost $118,490,067) .........................
114,352,666
Marketplace Loans 2.9%
Diversified Financial Services 2.9%
a
Lending Club - LCX, 6.46% - 25.65%, 7/05/22 - 2/19/25 ......... United States 752,784 759,691
a
Lending Club, 6% - 25.65%, 10/31/21 - 3/16/25 ............... United States 8,146,791 6,987,653
a
Upgrade, 21.38% - 29.69%, 11/12/22 - 1/03/25 ............... United States 186,577 154,816
7,902,160
a a a a a a
Total Marketplace Loans (Cost $9,086,153) .....................................
7,902,160

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities 13.1%
Diversified Financial Services 13.1%
f,l
Carlyle Global Market Strategies CLO Ltd. , 2014-1A , DR , 144A,
FRN , 2.873% , ( 3-month USD LIBOR + 2.6% ), 4/17/31 ........ United States 2,300,000 $ 1,992,611
f,l
Carlyle US CLO Ltd. , 2017-4A , C , 144A, FRN , 3.075% , ( 3-month
USD LIBOR + 2.8% ), 1/15/30 ........................... United States 1,000,000 872,408
f,i,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 31.173%, 12/15/43 ............... United States 222,827 174,868
2019-26, PT, 144A, FRN, 20.76%, 8/15/44 ................. United States 700,827 588,533
2019-31, PT, 144A, FRN, 20.415%, 9/15/44 ................ United States 633,861 531,499
2019-37, PT, 144A, FRN, 20.148%, 10/17/44 ............... United States 672,825 578,196
2019-42, PT, 144A, FRN, 20.295%, 11/15/44 ............... United States 648,469 548,416
2019-51, PT, 144A, FRN, 17.67%, 1/15/45 ................. United States 802,617 688,744
2019-52, PT, 144A, FRN, 17.785%, 1/15/45 ................ United States 763,840 663,339
2019-S1, PT, 144A, FRN, 16.678%, 4/15/44 ................ United States 626,144 524,799
2019-S2, PT, 144A, FRN, 15.289%, 5/16/44 ................ United States 424,297 348,845
2019-S3, PT, 144A, FRN, 15.23%, 6/15/44 ................. United States 1,134,937 942,460
2019-S4, PT, 144A, FRN, 12.924%, 8/15/44 ................ United States 610,387 515,189
2019-S5, PT, 144A, FRN, 14.019%, 9/15/44 ................ United States 602,849 517,287
2019-S6, PT, 144A, FRN, 12.297%, 10/17/44 ............... United States 594,389 509,942
2019-S7, PT, 144A, FRN, 12.177%, 12/15/44 ............... United States 518,519 447,266
2019-S8, PT, 144A, FRN, 11.144%, 1/15/45 ................ United States 596,545 515,869
2020-2, PT, 144A, FRN, 17.85%, 3/15/45 .................. United States 772,170 668,545
2020-7, PT, 144A, FRN, 17.91%, 4/17/45 .................. United States 483,133 422,180
f,l
Dorchester Park CLO DAC , 2015-1A , CR , 144A, FRN , 2.022% ,
( 3-month USD LIBOR + 1.75% ), 4/20/28 .................. United States 1,000,000 983,633
f,l
Dryden 38 Senior Loan Fund , 2015-38A , DR , 144A, FRN , 3.275% ,
( 3-month USD LIBOR + 3% ), 7/15/30 ..................... United States 2,500,000 2,406,335
f,l
Dryden 42 Senior Loan Fund , 2016-42A , CR , 144A, FRN , 2.325% ,
( 3-month USD LIBOR + 2.05% ), 7/15/30 .................. United States 2,400,000 2,321,974
f,l,n
Dryden 58 CLO Ltd. , 2018-58A , C , 144A, FRN , 2.073% , ( 3-month
USD LIBOR + 1.8% ), 7/17/31 ........................... United States 3,000,000 2,890,525
f,l
Madison Park Funding XXIII Ltd. , 2017-23A , D , 144A, FRN , 3.695% ,
( 3-month USD LIBOR + 3.45% ), 7/27/30 .................. United States 3,000,000 2,943,748
f,l
Madison Park Funding XXXI Ltd. , 2018-31A , D , 144A, FRN , 3.256% ,
( 3-month USD LIBOR + 3% ), 1/23/31 ..................... United States 1,250,000 1,209,061
a,l
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
4.273% , ( 1-month USD LIBOR + 4.125% ), 7/25/34 ........... United States 33,301 17,346
l
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
5.098% , ( 1-month USD LIBOR + 4.95% ), 10/25/33 ........... United States 350,442 366,869
f,l,n
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
2.158% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 ............. United States 6,050,000 5,813,303
f,i,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 492,944 483,268
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 522,312 512,726
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 127,920 131,184
l
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
5.023% , ( 1-month USD LIBOR + 4.875% ), 4/25/33 ........... United States 13,987 14,302
l
Structured Asset Securities Corp. Mortgage Loan Trust , 2005-2XS ,
2A2 , FRN , 1.655% , ( 1-month USD LIBOR + 1.5% ), 2/25/35 .... United States 172,385 172,275
f
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, 7.727% ,
2/15/26 ........................................... United States 456,756 444,586
f,l
Voya CLO Ltd. ,
2014-1A, BR2, 144A, FRN, 2.172%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,300,000 1,247,209
2014-1A, CR2, 144A, FRN, 3.072%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 500,000 436,294

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,l
Voya CLO Ltd., (continued)
2016-3A, CR, 144A, FRN, 3.522%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,000,000 $ 1,785,561
36,231,195
a a a a a a
Total Asset-Backed Securities (Cost $37,982,394) ...............................
36,231,195
Commercial Mortgage-Backed Securities 3.5%
Capital Markets 0.0%
†
l
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.528% ,
( 1-month USD LIBOR + 0.38% ), 8/25/35 .................. United States 42,272 42,387
Diversified Financial Services 0.2%
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.655% , 7/10/38 United States 224,204 197,519
l
MortgageIT Trust , 2004-1 , A2 , FRN , 1.048% , ( 1-month USD LIBOR
+ 0.9% ), 11/25/34 .................................... United States 148,077 150,987
l
Opteum Mortgage Acceptance Corp. , 2005-4 , 1APT , FRN , 0.458% ,
( 1-month USD LIBOR + 0.31% ), 11/25/35 .................. United States 115,838 116,234
m
Thornburg Mortgage Securities Trust , 2005-1 , A3 , FRN , 3.579% ,
4/25/45 ........................................... United States 257,352 247,995
712,735
a a a a a a
Thrifts & Mortgage Finance 3.3%
Citigroup Commercial Mortgage Trust , 2015-GC27 , A5 , 3.137% ,
2/10/48 ........................................... United States 1,520,000 1,647,107
CSAIL Commercial Mortgage Trust , 2015-C1 , A4 , 3.505% , 4/15/50
United States 1,410,000 1,546,128
l,n
FHLMC Structured Agency Credit Risk Debt Notes ,
2014-DN1, M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%),
2/25/24 ........................................... United States 271,561 271,899
2014-HQ2, M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%),
9/25/24 ........................................... United States 131,074 131,167
l,n
FNMA Connecticut Avenue Securities ,
2017-C03, 1M2, FRN, 3.148%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 1,929,797 1,928,185
2017-C05, 1M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,472,859 1,458,497
JPMBB Commercial Mortgage Securities Trust , 2015-C28 , A4 ,
3.227% , 10/15/48 .................................... United States 1,410,000 1,534,888
Wells Fargo Commercial Mortgage Trust , 2014-LC16 , A4 , 3.548% ,
8/15/50 ........................................... United States 528,313 563,159
9,081,030
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $9,688,705) .................
9,836,152
Mortgage-Backed Securities 25.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.8%
g
FHLMC Gold Pools, 15 Year, 5%, 12/01/23 .................. United States 144,684 152,623
g
FHLMC Gold Pools, 20 Year, 6.5%, 8/01/27 .................. United States 136,566 153,362
g
FHLMC Gold Pools, 30 Year, 3.5%, 12/01/48 ................. United States 6,402,716 6,776,713
g
FHLMC Gold Pools, 30 Year, 3.5%, 3/01/45 .................. United States 25,339 27,067
g
FHLMC Gold Pools, 30 Year, 4%, 5/01/48 ................... United States 4,802,932 5,142,521
g
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ........... United States 354,479 413,430
g
FHLMC Gold Pools, 30 Year, 6.5%, 3/01/38 .................. United States 11,549 13,471
g
FHLMC Gold Pools, 30 Year, 7%, 9/01/27 ................... United States 44,000 48,537
g
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 146,839 171,441

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 15 Year, 2.5%, 9/01/35 ....................... United States 5,583,469 $ 5,835,950
18,735,115
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
g
FNMA, 2.29% - 2.441%, (6-month USD LIBOR +/- MBS Margin),
6/01/32 - 7/01/34 .................................... United States 224,422 225,637
225,637
Federal National Mortgage Association (FNMA) Fixed Rate 16.8%
g
FNMA, 3.5%, 7/01/56 .................................. United States 658,724 728,208
g
FNMA, 10 Year, 3.5%, 1/01/21 ........................... United States 147 155
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 1,599,767 1,663,748
g
FNMA, 15 Year, 3%, 8/01/27 ............................. United States 6,580 6,914
g
FNMA, 15 Year, 3.5%, 1/01/26 ........................... United States 12,131 12,838
g
FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29 .................... United States 31,338 34,153
g
FNMA, 30 Year, 2.5%, 9/01/50 ........................... United States 6,976,044 7,324,648
FNMA, 30 Year, 3%, 10/01/50 ............................ United States 5,814,000 6,098,315
g
FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45 .................... United States 988,679 1,060,018
g
FNMA, 30 Year, 4%, 10/01/47 ............................ United States 5,912,175 6,346,780
g
FNMA, 30 Year, 4%, 11/01/44 - 1/01/48 ..................... United States 1,703,481 1,834,576
g
FNMA, 30 Year, 4.5%, 3/01/44 ........................... United States 2,941 3,239
g
FNMA, 30 Year, 5%, 5/01/38 - 7/01/39 ...................... United States 264,973 305,004
g
FNMA, 30 Year, 5.5%, 6/01/37 ........................... United States 210,786 244,436
g
FNMA, 30 Year, 6%, 4/01/33 - 6/01/38 ...................... United States 476,886 562,039
g
FNMA, 30 Year, 6.5%, 8/01/32 ........................... United States 77,680 88,829
g
FNMA, 30 Year, 8%, 10/01/29 ............................ United States 2,420 2,429
p
FNMA, Single-family, 30 Year, 2.5%, 10/25/50 ................ United States 3,000,000 3,146,719
p
FNMA, Single-family, 30 Year, 3%, 10/25/50 ................. United States 16,254,000 17,027,969
46,491,017
Government National Mortgage Association (GNMA) Fixed Rate 1.3%
g
GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33 ........ United States 299,567 339,871
g
GNMA II, Single-family, 30 Year, 3.5%, 12/20/49 .............. United States 3,173,053 3,336,802
g
GNMA II, Single-family, 30 Year, 7%, 1/20/24 - 1/20/29 ......... United States 21,888 24,762
g
GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31 ........ United States 68,138 81,828
3,783,263
Total Mortgage-Backed Securities (Cost $68,163,901) ............................
69,235,032
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a,b,c
Remington Outdoor Co., Inc., Litigation Units ................. United States 3,700 —
a
Vistra Energy Corp., Escrow Account ...................... United States 2,000,000 3,000
Total Escrows and Litigation Trusts (Cost $52,910) ..............................
3,000
Total Long Term Investments (Cost $410,694,875) ...............................
398,719,855
a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See abbreviations on page 27 .
Short Term Investments 1.0%
a a
Country Shares
a
Value
a
Money Market Funds 1.0%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,841,774 $ 2,841,774
Total Money Market Funds (Cost $2,841,774) ...................................
2,841,774
Total Short Term Investments (Cost $2,841,774 ) .................................
2,841,774
a
Total Investments (Cost $413,536,649) 145.1% ..................................
$401,561,629
Reverse Repurchase Agreements (2.9)% .......................................
(8,083,968)
Credit Facility (33.6)% ........................................................
(93,000,000)
Other Assets, less Liabilities (8.6)% ...........................................
(23,758,637)
Net Assets 100.0% ...........................................................
$276,719,023
Amount
Borrowed Payable
Reverse Repurchase Agreements (2.9)%
Counterparty UBS, 1.249%, 12/04/20 ...................... 2,332,800 (2,340,246)
Counterparty UBS, 1.249%, 12/04/20 ...................... 2,348,500 (2,355,996)
Counterparty UBS, 1.249%, 12/04/20 ...................... 150,861 (151,342)
Counterparty UBS, 1.349%, 12/04/20 ...................... 320,375 (321,480)
Counterparty UBS, 1.749%, 12/04/20 ...................... 1,669,681 (1,677,144)
Counterparty UBS, 1.749%, 12/04/20 ...................... 1,232,252 (1,237,760)
Total Reverse Repurchase Agreements (Proceeds $8,054,469) ....................
(8,083,968)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note
8
regarding fair value measurements.
b
Non -income producing.
c
See Note
5
regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $157,091,225, representing 56.8% of net assets.
g
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
h
Defaulted security or security for which income has been deemed uncollectible.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
A portion or all of the security is designated as collateral for reverse repurchase agreements.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis.
q
See Note
6
regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Limited Duration Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity)
securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
The Fund is investing in mortgage dollar rolls as an alternate form of leverage.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At September 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Limited Duration Income Trust
2,334,762 Nine Point Energy LLC ........................ 5/31/18 $ 1,208,234 $ 2,958
3,700
a
Remington Outdoor Co., Inc., Litigation Units ....... 5/16/18 — —
Total Restricted Securities (Value is 0.0%* of Net Assets) ............. $1,208,234 $2,958
*
In U.S. dollars unless otherwise indicated.
*
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,081 as of September 30, 2020.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $18,870,657 $81,644,610 $(97,673,493) $ — $ — $ 2,841,774 2,841,774 $ 44,968
Total Affiliated Securities .... $18,870,657 $81,644,610 $(97,673,493) $— $— $2,841,774 $44,968
3. Mortgage Dollar Rolls
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

7. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $8,083,647, are 31-90 days.
The Fund pledged asset-backed securities and commercial mortgage-backed securities as the collateral valued at $9,999,410, which has been identified on the Statement of Investments.
For the period ended September 30, 2020, the average borrowings and the average interest rate were $11,919,868, and 2.4%, respectively.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ — $ 1,081 $ 1,081
Energy Equipment & Services ............. 32,779 — — 32,779
Machinery ............................ — — 119,592 119,592
Oil, Gas & Consumable Fuels ............. 11,274 — 149,325 160,599
Paper & Forest Products ................. 32,846 — — 32,846
Road & Rail .......................... — — —
a
—
Specialty Retail ........................ 63,344 — — 63,344
Warrants :
Oil, Gas & Consumable Fuels ............. — — 4,279 4,279
Paper & Forest Products ................. — 278 — 278
Convertible Bonds ....................... — 3,416 — 3,416
Corporate Bonds :
Aerospace & Defense ................... — 1,874,889 — 1,874,889
Airlines .............................. — 1,771,991 — 1,771,991
Auto Components ...................... — 4,560,225 — 4,560,225
Banks ............................... — 1,542,484 — 1,542,484
Biotechnology ......................... — 2,075,021 — 2,075,021
Building Products ...................... — 3,774,329 — 3,774,329
Chemicals ........................... — 5,201,072 — 5,201,072
Commercial Services & Supplies ........... — 3,249,370 — 3,249,370
Construction & Engineering ............... — 2,864,063 — 2,864,063
Consumer Finance ..................... — 3,887,983 — 3,887,983
Containers & Packaging ................. — 9,931,280 — 9,931,280
Diversified Financial Services ............. — 1,337,375 — 1,337,375
Diversified Telecommunication Services ..... — 5,134,786 — 5,134,786
Electric Utilities ........................ — 1,373,658 — 1,373,658
Electronic Equipment, Instruments &
Components ........................ — 928,093 — 928,093
Energy Equipment & Services ............. — 2,570,879 — 2,570,879
Entertainment ......................... — 3,638,963 — 3,638,963
Equity Real Estate Investment Trusts (REITs) . — 3,274,795 — 3,274,795
Food Products ........................ — 3,449,552 — 3,449,552
Health Care Equipment & Supplies ......... — 305,063 — 305,063
Health Care Providers & Services .......... — 6,226,262 — 6,226,262
Hotels, Restaurants & Leisure ............. — 13,800,624 4,687 13,805,311
Household Durables .................... — 4,116,827 — 4,116,827
Independent Power and Renewable Electricity
Producers .......................... — 5,721,836 — 5,721,836
Insurance ............................ — 1,576,215 — 1,576,215
Internet & Direct Marketing Retail .......... — 515,938 — 515,938
IT Services ........................... — 3,179,765 — 3,179,765
Life Sciences Tools & Services ............ — 1,150,875 — 1,150,875
Machinery ............................ — 4,285,424 — 4,285,424
Media ............................... — 10,778,784 — 10,778,784
Metals & Mining ....................... — 3,966,057 — 3,966,057
Oil, Gas & Consumable Fuels ............. — 16,622,483 — 16,622,483
Personal Products ..................... — 517,500 — 517,500
Pharmaceuticals ....................... — 5,387,204 — 5,387,204
Real Estate Management & Development .... — 1,501,600 — 1,501,600
Road & Rail .......................... — 598,750 830,397 1,429,147
Semiconductors & Semiconductor Equipment . — 304,785 — 304,785
Software ............................. — 2,326,388 — 2,326,388
Specialty Retail ........................ — 1,103,561 — 1,103,561
Textiles, Apparel & Luxury Goods .......... — 1,042,395 — 1,042,395
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Thrifts & Mortgage Finance ............... $ — $ 4,859,897 $ — $ 4,859,897
Trading Companies & Distributors .......... — 4,358,284 — 4,358,284
Wireless Telecommunication Services ....... — 3,219,027 — 3,219,027
Senior Floating Rate Interests ............... — 113,713,835 638,831 114,352,666
Marketplace Loans ...................... — — 7,902,160 7,902,160
Asset-Backed Securities :
Diversified Financial Services ............. — 36,213,849 17,346 36,231,195
Commercial Mortgage-Backed Securities ...... — 9,836,152 — 9,836,152
Mortgage-Backed Securities ................ — 69,235,032 — 69,235,032
Escrows and Litigation Trusts ............... — — 3,000
a
3,000
Short Term Investments ................... 2,841,774 — — 2,841,774
Total Investments in Securities ........... $2,982,017 $388,908,914 $9,670,698 $401,561,629
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 8,083,968 $ — $ 8,083,968
$— $— $— $—
a
Includes securities determined to have no value at September 30, 2020.
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2020, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 24,566 $ — $ — $ — $ — $ — $ — $ (23,485) $ 1,081 $ (23,485)
Machinery ......... — — — 119,592 — — — — 119,592 —
Oil, Gas & Consumable
Fuels .......... 339,987 — — 146,367 — — — (337,029) 149,325 (337,029)
Road & Rail ....... — —
d
— — — — — —  —
d
—
Warrants :
Oil, Gas & Consumable
Fuels .......... 1,774
d
— — — — — — 2,505 4,279 2,505
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... — — — 4,687 — — — — 4,687 —
Oil, Gas and Consumable
Fuels .......... 759 — — — (1 , 546) — — 787 — —
Road & Rail ....... — — — 794,793 — 36,407 — (803) 830,397 (803)
Senior Floating Rate
Interests :
Road & Rail ....... — — — 584,370 — (6,303) — 60,764 638,831 60,764
Marketplace Loans :
Diversified Financial
Services ........ 9,234,251 908,536 (1,608,788) — — — (135,630) (496,209) 7,902,160 (496,209)
Asset-Backed Securities:
Diversified Financial
Services ........ — — — 17,346 — — — — 17,346 —
Escrows and Litigation
Trusts ........... —
d
— (8,049) 4,000 — — 8,049 (1,000) 3,000
d
(1,000)
Total Investments in Securities . $9,601,337 $908,536 $(1,616,837) $1,671,155 $(1,546) 30,104 (127,581) (794,470) $9,670,698 (795,257)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
Transferred out of level 3 as a result of the unavailability of a quoted price in an active market for identical securities and other significant observable valuation inputs.
c
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
d
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail
..............
830,397 Discounted cash flow Discount rate 15.8% Decrease
c
Free cash flow $.9 mil Increase
c
Marketplace Loans:
Lending Club
.............
6,987,653 Discounted cash flow Loss-adjusted
discount rate
7.2% Decrease
c
Projected loss rate 26.7% Decrease
c
Lending Club-LCX
.........
759,691 Discounted cash flow Loss-adjusted
discount rate
7.5% Decrease
c
Projected loss rate 15.7% Decrease
c
Senior Floating Rate Interests:
Road & Rail
..............
638,831 Discounted cash flow Discount rate 10.4% Decrease
c
Free cash flow $.8 mil Increase
c
All Other
....................
454,126
d,e
Total
.......................
$9,670,698
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at September 30, 2020.
Counterparty
UBS
Union Bank of Switzerland
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Selected Portfolio
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
MBS Mortgage-Backed Security
PIK Payment-In-Kind
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.